Reimbursement Of Tariff Subsidies	12 Months Ended
Dec. 31, 2018
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Reimbursement Of Tariff Subsidies

14. REIMBURSEMENT OF TARIFF SUBSIDIES

Subsidies on tariffs charged to users of distribution services – TUSD and EUST (Charges for Use of the Transmission System) are reimbursed to distributors through the funds from the Energy Development Account (CDE).

In 2018, the amount recognized as subsidies revenues was R$953 (R$842 in 2017 and R$ 792 in 2016). Of such amounts, Cemig D has a receivable of R$82, as of December 31, 2018 (R$ 73 in 2017) and Cemig GT has a receivable of R$9 (R$4 in 2017) in current assets.